Loans Payable (Details)	12 Months Ended							12 Months Ended						12 Months Ended					12 Months Ended							12 Months Ended						12 Months Ended				12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Feb. 10, 2010 Sinovac Beijing CNY	Dec. 31, 2011 China Merchants Bank credit facility CNY	Dec. 31, 2011 China Merchants Bank term loan USD ($)	Dec. 31, 2011 China Merchants Bank term loan CNY	Dec. 31, 2011 China Merchants Bank term loan Prime Rate	Dec. 31, 2012 Industrial and Commercial Bank of China Limited USD ($)	Dec. 31, 2012 Industrial and Commercial Bank of China Limited CNY	Dec. 31, 2011 Industrial and Commercial Bank of China Limited USD ($)	Dec. 10, 2012 Industrial and Commercial Bank of China Limited	Dec. 31, 2011 Industrial and Commercial Bank of China Limited CNY	Dec. 31, 2012 Industrial and Commercial Bank of China Limited Prime Rate	Dec. 31, 2011 Industrial and Commercial Bank of China Limited Prime Rate	Dec. 31, 2012 Industrial and Commercial Bank of China Limited Sinovac Beijing Minimum USD ($)	Dec. 31, 2012 Industrial and Commercial Bank of China Limited Sinovac Beijing Minimum CNY	Dec. 31, 2012 China Construction Bank USD ($)	Dec. 31, 2012 China Construction Bank - Sinovac Beijing USD ($)	Dec. 31, 2012 China Construction Bank - Sinovac Beijing CNY	Dec. 31, 2012 China Construction Bank - Sinovac Beijing Prime Rate	Dec. 31, 2012 China Construction Bank Loan for Changping facility USD ($)	Dec. 31, 2012 China Construction Bank Loan for Changping facility CNY	Dec. 31, 2011 China Construction Bank Loan for Changping facility USD ($)	Dec. 31, 2011 China Construction Bank Loan for Changping facility CNY	Dec. 31, 2012 China Construction Bank Loan for Changping facility Prime Rate	Dec. 31, 2011 China Construction Bank Loan for Changping facility Prime Rate	Dec. 31, 2012 China Construction Bank Loan for Changping facility Sinovac Beijing USD ($)	Dec. 31, 2012 China Construction Bank Loan for Changping facility Sinovac Beijing CNY	Dec. 31, 2012 Bank of Beijing Line of Credit CNY	Dec. 31, 2011 Bank of Beijing Line of Credit CNY	Dec. 31, 2012 Bank of Beijing loan for Changping facility USD ($) item	Dec. 31, 2012 Bank of Beijing loan for Changping facility CNY item	Dec. 31, 2011 Bank of Beijing loan for Changping facility USD ($)	Dec. 31, 2011 Bank of Beijing loan for Changping facility CNY	Dec. 31, 2012 Bank of Beijing loan for Changping facility Prime Rate	Dec. 31, 2011 Bank of Beijing loan for Changping facility Prime Rate	Dec. 31, 2012 Bank of Beijing loan for Changping facility Sinovac Beijing USD ($)	Dec. 31, 2012 Bank of Beijing loan for Changping facility Sinovac Beijing CNY	Dec. 31, 2012 Bank of Beijing Letters of Credit Facility CNY	Feb. 25, 2013 Beijing Zhongguancun Development Group CNY	Dec. 31, 2012 Beijing Zhongguancun Development Group USD ($)	Dec. 31, 2012 Beijing Zhongguancun Development Group CNY	Feb. 25, 2013 Beijing Zhongguancun Development Group USD ($)
Loans Payable
Loans payable - current-term	$ 3,328,590	$ 4,713,498				$ 1,571,166	10,000,000		$ 3,210,221	20,000,000	$ 3,142,332		20,000,000						$ 118,369
Loans payable - long-term	31,181,235	17,321,327																	1,065,326			14,445,996	90,000,000	12,019,420	76,500,000							14,891,687	92,776,700	5,301,907	33,745,050							778,226
Term of debt instrument																			3 years	3 years
Amount drawn																				7,400,000
Interest rate amount over base rate (as a percent)								20.00%						10.00%	10.00%
Basis of interest rate								prime rate of a one-year term loan published by the People's Bank of China						Bank of China's prime rate of a one year term loan	Bank of China's prime rate of a one year term loan						prime lending rate					bank prime lending rate adjusted every 12 months	bank prime lending rate adjusted every 12 months									bank prime lending rate adjusted every 12 months	bank prime lending rate adjusted every 12 months
Term after which variable rate basis is to be adjusted																										12 months	12 months									12 months	12 months
Maximum borrowing capacity					30,000,000														8,030,000	50,000,000										200,000,000	200,000,000									80,000,000
Number of installments in which loan is repayable																																4	4
Financing fee rate (as a percent)									1.20%	1.20%	1.456%
Current interest rate (as a percent)									7.80%	7.80%		8.672%							6.15%	6.15%		6.90%	6.90%	6.90%	6.90%							6.40%	6.40%	6.90%	6.90%							0.36%	0.36%
Guarantee fee									64,204	400,000	63,000
Percentage of debt repayable in 2013																			10.00%	10.00%
Percentage of debt repayable in 2014																			10.00%	10.00%
Debt covenant, debt to total assets ratio not higher than																			85.00%	85.00%
Debt covenant, current ratio not lower than																			100.00%	100.00%
Debt covenant, contingent liability not higher than																			14,600,000	91,000,000
Debt covenant, gearing ratio not higher than																			0.10	0.10
Amount pledged as collateral																5,600,000	35,000,000											7,540,000	46,970,000									3,450,000	21,500,000
Face amount of debt instrument				90,000,000																																					12,000,000	963,067	6,000,000	1,900,000
Amount received	16,787,057	11,391,836	19,989,083																																						6,000,000	963,082	6,000,000
Ownership of profits from intellectual property, percentage to which lender is entitled																																										10.62%	10.62%
Effective interest rate used to calculate fair value differential (as a percent)																																										6.90%	6.90%
Fair value differential																																										216,058
Amount mature in 2014																																7,400,000
Amount mature in 2015																		15,500,000														7,400,000
Weighted average effective interest rate (as a percent)	7.00%	6.71%
Interest costs incurred, net of interest subsidies received	1,955,400	1,439,743	1,163,551
Interest costs capitalized in property, plant and equipment	1,346,392	251,891
Interest subsidies received	$ 1,458,280	$ 711,738